Note 3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Details) (USD $)	Dec. 31, 2013
Details
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 9,421,326
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	9,807,220
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	1,215,434
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	1,219,655
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	23,107,212
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	23,976,710
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	10,828,014
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	11,090,840
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	16,623,485
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	16,501,444
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	17,734,008
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	17,859,379
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	60,390,915
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	55,776,210
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	109,542,938
Held-to-maturity Securities, Debt Maturities, Fair Value	106,061,584
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	29,777,456
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 30,169,874